Short-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Shortterm investments	$ 225,801	¥ 1,473,349	¥ 40,000
Pledged as collateral
Shortterm investments		¥ 603,185	¥ 0